Pay vs Performance Disclosure - USD ($)	12 Months Ended
	May 31, 2025	May 31, 2024	May 31, 2023
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

The following table presents information regarding our executive compensation pay relative to corporate performance of our principal executive officers (“PEOs”), and non-PEO named executive officers (“non-PEO NEOs”) for fiscal years 2025, 2024, and 2023.

Value
							Average	Average	of Initial
							Summary	Compensation	Fixed $100
	Summary		Summary		Summary		Compensation	Actually	Investment
	Compensation	Compensation	Compensation	Compensation	Compensation	Compensation	Table Total	Paid	Based
	Table Total	Actually Paid	Table Total	Actually Paid	Table Total	Actually Paid	For	to	On Total	Net Income
	For Jacob	To Jacob	For Antonio	To Antonio	For Cyrus	To Cyrus	Non-PEO	Non-PEO	Shareholder	(Loss)
	Lalezari	Lalezari(4)	Migliarese	Migliarese(4)	Arman	Arman(4)	NEOs	NEOs	Return	(In Thousands)
Year	($)	($)	($)	($)	($)	($)	($)	($)	($)	($)
2025(1)	783,850	1,314,782	—	—	—	—	499,007	529,543	209.94	3,745
2024 (2)	685,366	636,594	483,241	(9,545)	387,587	185,833	397,114	376,750	61.53	(49,841)
2023(3)	—	—	1,757,283	1,587,129	1,528,411	915,401	1,365,675	1,431,753	81.25	(79,824)
(1)	Dr. Lalezari served as the Company’s PEO for the 2025 fiscal year, and Mr. Blok, Mr. Cohen, and Mr. Hoffman were the Company’s non-PEO NEOs.
(2)	Dr. Lalezari, Mr. Migliarese, and Dr. Arman each served as the Company’s PEO for a portion of the 2024 fiscal year, and Mr. Blok and Mr. Cohen were the Company’s non-PEO NEOs.
(3)	Mr. Migliarese and Dr. Arman each served as the Company’s PEO for a portion of the 2023 fiscal year, and Scott Kelly, M.D., and Nitya Ray, Ph.D., were the Company’s non-PEO NEOs.
(4)	The amounts shown for Compensation Actually Paid have been calculated in accordance with Item 402(v) of Regulation S-K and do not reflect compensation actually earned, realized, or received by the Company’s NEOs. These amounts reflect the Summary Compensation Table Total with certain adjustments as described in the tables below.

Compensation Actually Paid reflects adjustments to the values of awards of stock options shown in the Summary Compensation Table for the 2025 fiscal year as set forth in the tables below.

				Change in
				Fair
		Change in	Change in	Value of
		Fair	Fair	Unvested
		Value of	Value of	Equity
		Equity	Unvested	Awards
		Awards	Equity	that Vested		Deduction for Fair
		Granted	Awards	During		Value of
		during	From Prior	Year from	Dividends Paid	Awards Granted
	Summary	Year that	Year-	Prior Year-	on Awards	in Prior Years
	Compensation	Remained	End to	end to	During Year	that	Compensation
	Table	Unvested at	Current	Vesting	Prior to	Were Forfeited	Actually
	Total	Year-end	Year-end	Date	Vesting Date	During Year	Paid
PEO Year	($)	($)	($)	($)	($)	($)	($)
2025 – Jacob Lalezari	783,850	344,504	189,754	(3,326)	—	—	1,314,782
2024 – Jacob Lalezari	685,366	(48,772)	—	—	—	—	636,594
2024 – Antonio Migliarese	483,241	—	—	(27,661)	—	(465,125)	(9,545)
2024 – Cyrus Arman	387,587	(13,349)	—	(20,301)	—	(168,104)	185,833
2023 – Antonio Migliarese	1,757,283	(415,142)	(10,348)	255,336	—	—	1,587,129
2023 – Cyrus Arman	1,528,411	(613,010)	—	—	—	—	915,401

Average
Change in
		Average		Fair
		Change for	Average	Value of
		Year-	Change in	Unvested
		end Fair	Fair	Equity
		Value of	Value of	Awards
		Equity	Unvested	that
		Awards	Equity	Vested		Average
		Granted	Awards	During	Average	Deduction for Fair
	Average	during	From	Year from	Dividends Paid	Value of
	Summary	Year that	Prior	Prior	on Awards	Awards Granted	Average
	Compensation	Remained	Year-End to	Year-end to	During Year	in Prior Years that	Compensation
	Table	Unvested at	Current	Vesting	Prior to	Were Forfeited	Actually
NON-PEO	Total	Year-end	Year-end	Date	Vesting Date	During Year	Paid
NEOS YEAR	($)	($)	($)	($)	($)	($)	($)
2025	499,007	12,999	17,230	307	—	—	529,543
2024	397,114	(14,832)	(4,662)	(870)	—	—	376,750
2023	1,365,675	—	—	213,893	—	(147,815)	1,431,753

Named Executive Officers, Footnote
(1)	Dr. Lalezari served as the Company’s PEO for the 2025 fiscal year, and Mr. Blok, Mr. Cohen, and Mr. Hoffman were the Company’s non-PEO NEOs.

(2)	Dr. Lalezari, Mr. Migliarese, and Dr. Arman each served as the Company’s PEO for a portion of the 2024 fiscal year, and Mr. Blok and Mr. Cohen were the Company’s non-PEO NEOs.

(3)	Mr. Migliarese and Dr. Arman each served as the Company’s PEO for a portion of the 2023 fiscal year, and Scott Kelly, M.D., and Nitya Ray, Ph.D., were the Company’s non-PEO NEOs.

Adjustment To PEO Compensation, Footnote
(4)	The amounts shown for Compensation Actually Paid have been calculated in accordance with Item 402(v) of Regulation S-K and do not reflect compensation actually earned, realized, or received by the Company’s NEOs. These amounts reflect the Summary Compensation Table Total with certain adjustments as described in the tables below.

Compensation Actually Paid reflects adjustments to the values of awards of stock options shown in the Summary Compensation Table for the 2025 fiscal year as set forth in the tables below.

				Change in
				Fair
		Change in	Change in	Value of
		Fair	Fair	Unvested
		Value of	Value of	Equity
		Equity	Unvested	Awards
		Awards	Equity	that Vested		Deduction for Fair
		Granted	Awards	During		Value of
		during	From Prior	Year from	Dividends Paid	Awards Granted
	Summary	Year that	Year-	Prior Year-	on Awards	in Prior Years
	Compensation	Remained	End to	end to	During Year	that	Compensation
	Table	Unvested at	Current	Vesting	Prior to	Were Forfeited	Actually
	Total	Year-end	Year-end	Date	Vesting Date	During Year	Paid
PEO Year	($)	($)	($)	($)	($)	($)	($)
2025 – Jacob Lalezari	783,850	344,504	189,754	(3,326)	—	—	1,314,782
2024 – Jacob Lalezari	685,366	(48,772)	—	—	—	—	636,594
2024 – Antonio Migliarese	483,241	—	—	(27,661)	—	(465,125)	(9,545)
2024 – Cyrus Arman	387,587	(13,349)	—	(20,301)	—	(168,104)	185,833
2023 – Antonio Migliarese	1,757,283	(415,142)	(10,348)	255,336	—	—	1,587,129
2023 – Cyrus Arman	1,528,411	(613,010)	—	—	—	—	915,401

Non-PEO NEO Average Total Compensation Amount	$ 499,007	$ 397,114	$ 1,365,675
Non-PEO NEO Average Compensation Actually Paid Amount	$ 529,543	376,750	1,431,753
Adjustment to Non-PEO NEO Compensation Footnote
(4)	The amounts shown for Compensation Actually Paid have been calculated in accordance with Item 402(v) of Regulation S-K and do not reflect compensation actually earned, realized, or received by the Company’s NEOs. These amounts reflect the Summary Compensation Table Total with certain adjustments as described in the tables below.

Compensation Actually Paid reflects adjustments to the values of awards of stock options shown in the Summary Compensation Table for the 2025 fiscal year as set forth in the tables below.

Average
Change in
		Average		Fair
		Change for	Average	Value of
		Year-	Change in	Unvested
		end Fair	Fair	Equity
		Value of	Value of	Awards
		Equity	Unvested	that
		Awards	Equity	Vested		Average
		Granted	Awards	During	Average	Deduction for Fair
	Average	during	From	Year from	Dividends Paid	Value of
	Summary	Year that	Prior	Prior	on Awards	Awards Granted	Average
	Compensation	Remained	Year-End to	Year-end to	During Year	in Prior Years that	Compensation
	Table	Unvested at	Current	Vesting	Prior to	Were Forfeited	Actually
NON-PEO	Total	Year-end	Year-end	Date	Vesting Date	During Year	Paid
NEOS YEAR	($)	($)	($)	($)	($)	($)	($)
2025	499,007	12,999	17,230	307	—	—	529,543
2024	397,114	(14,832)	(4,662)	(870)	—	—	376,750
2023	1,365,675	—	—	213,893	—	(147,815)	1,431,753

Total Shareholder Return Amount	$ 209.94	61.53	81.25
Net Income (Loss)	$ 3,745,000	(49,841,000)	(79,824,000)
PEO Name	Dr. Lalezari
Jacob Lalezari
Pay vs Performance Disclosure
PEO Total Compensation Amount	$ 783,850	685,366
PEO Actually Paid Compensation Amount	1,314,782	636,594
Antonio Migliarese
Pay vs Performance Disclosure
PEO Total Compensation Amount		483,241	1,757,283
PEO Actually Paid Compensation Amount		(9,545)	1,587,129
Cyrus Arman
Pay vs Performance Disclosure
PEO Total Compensation Amount		387,587	1,528,411
PEO Actually Paid Compensation Amount		185,833	915,401
PEO | Jacob Lalezari | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	344,504	(48,772)
PEO | Jacob Lalezari | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	189,754
PEO | Jacob Lalezari | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(3,326)
PEO | Antonio Migliarese | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(415,142)
PEO | Antonio Migliarese | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(10,348)
PEO | Antonio Migliarese | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(27,661)	255,336
PEO | Antonio Migliarese | Equity Awards Adjustments Change In Fair Value Of Awards Granted In Prior Years Forfeited During Current Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(465,125)
PEO | Cyrus Arman | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(13,349)	(613,010)
PEO | Cyrus Arman | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(20,301)
PEO | Cyrus Arman | Equity Awards Adjustments Change In Fair Value Of Awards Granted In Prior Years Forfeited During Current Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(168,104)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	12,999	(14,832)
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	17,230	(4,662)
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 307	$ (870)	213,893
Non-PEO NEO | Equity Awards Adjustments Change In Fair Value Of Awards Granted In Prior Years Forfeited During Current Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			$ (147,815)